Property and Equipment, Net (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Property and Equipment, Net (Textual)
Depreciation and amortization expense	$ 13,261	$ 12,065	$ 26,464	$ 25,407	$ 49,367	$ 59,508